Distribution Date:	09/17/25	Wells Fargo Commercial Mortgage Trust 2015-C31
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C31
Servicer Initiated Revision to July Distribution Date Statement
July reporting was revised due to received ARA to be reported on loan 300571422 in July 2025 reporting.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Trust Advisor	BellOak, LLC
Mortgage Loan Detail (Part 1)	15-17		Attention: Reporting		Reporting@belloakadvisors.com
Mortgage Loan Detail (Part 2)	18-20		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989WAP2	1.679000%	38,222,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989WAQ0	2.309000%	20,290,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989WAR8	3.427000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989WAS6	3.695000%	366,122,000.00	242,456,084.72	125,196,405.55	746,562.69	0.00	0.00	125,942,968.24	117,259,679.17	71.65%	30.00%
A-SB	94989WAT4	3.487000%	67,302,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989WAU1	4.049000%	49,425,000.00	49,425,000.00	0.00	166,768.19	0.00	0.00	166,768.19	49,425,000.00	59.70%	25.00%
B	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	0.00	226,131.84	0.00	0.00	226,131.84	60,544,000.00	45.07%	18.88%
C	94989WAZ0	4.775617%	46,953,000.00	46,953,000.00	0.00	186,857.96	0.00	0.00	186,857.96	46,953,000.00	33.71%	14.13%
D	94989WBB2	3.852000%	56,838,000.00	56,838,000.00	0.00	182,449.98	0.00	0.00	182,449.98	56,838,000.00	19.97%	8.38%
E	94989WAD9	4.775617%	24,712,000.00	24,712,000.00	0.00	121,120.73	0.00	0.00	121,120.73	24,712,000.00	14.00%	5.88%
F	94989WAF4	4.775617%	11,120,000.00	11,120,000.00	0.00	0.00	0.00	0.00	0.00	11,120,000.00	11.31%	4.75%
G	94989WAH0	4.775617%	46,953,380.00	46,786,570.92	0.00	0.00	0.00	0.00	0.00	46,786,570.92	0.00%	0.00%
R	94989WAM9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			988,481,381.00	538,834,655.64	125,196,405.55	1,629,891.39	0.00	0.00	126,826,296.94	413,638,250.09

X-A	94989WAV9	1.020673%	741,361,000.00	291,881,084.72	0.00	248,262.72	0.00	0.00	248,262.72	166,684,679.17
X-B	94989WAW7	0.293617%	60,544,000.00	60,544,000.00	0.00	14,813.96	0.00	0.00	14,813.96	60,544,000.00
X-D	94989WAX5	0.923617%	56,838,000.00	56,838,000.00	0.00	43,747.13	0.00	0.00	43,747.13	56,838,000.00
Notional SubTotal			858,743,000.00	409,263,084.72	0.00	306,823.81	0.00	0.00	306,823.81	284,066,679.17

Deal Distribution Total					125,196,405.55	1,936,715.20	0.00	0.00	127,133,120.75

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989WAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989WAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989WAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989WAS6	662.22757638	341.95269760	2.03910907	0.00000000	0.00000000	0.00000000	0.00000000	343.99180667	320.27487878
A-SB	94989WAT4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989WAU1	1,000.00000000	0.00000000	3.37416672	0.00000000	0.00000000	0.00000000	0.00000000	3.37416672	1,000.00000000
B	94989WAY3	1,000.00000000	0.00000000	3.73500000	0.00000000	0.00000000	0.00000000	0.00000000	3.73500000	1,000.00000000
C	94989WAZ0	1,000.00000000	0.00000000	3.97968096	0.00000000	0.00000000	0.00000000	0.00000000	3.97968096	1,000.00000000
D	94989WBB2	1,000.00000000	0.00000000	3.21000000	0.00000000	0.00000000	0.00000000	0.00000000	3.21000000	1,000.00000000
E	94989WAD9	1,000.00000000	0.00000000	4.90129208	(0.92161136)	10.94378440	0.00000000	0.00000000	4.90129208	1,000.00000000
F	94989WAF4	1,000.00000000	0.00000000	0.00000000	3.97968076	23.62810791	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989WAH0	996.44734671	0.00000000	0.00000000	3.96554263	77.80545320	0.00000000	0.00000000	0.00000000	996.44734671
R	94989WAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989WAV9	393.70979148	0.00000000	0.33487427	0.00000000	0.00000000	0.00000000	0.00000000	0.33487427	224.83605041
X-B	94989WAW7	1,000.00000000	0.00000000	0.24468089	0.00000000	0.00000000	0.00000000	0.00000000	0.24468089	1,000.00000000
X-D	94989WAX5	1,000.00000000	0.00000000	0.76968102	0.00000000	0.00000000	0.00000000	0.00000000	0.76968102	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/25 - 08/30/25	30	0.00	746,562.69	0.00	746,562.69	0.00	0.00	0.00	746,562.69	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	08/01/25 - 08/30/25	30	0.00	248,262.72	0.00	248,262.72	0.00	0.00	0.00	248,262.72	0.00
X-B	08/01/25 - 08/30/25	30	0.00	14,813.96	0.00	14,813.96	0.00	0.00	0.00	14,813.96	0.00
X-D	08/01/25 - 08/30/25	30	0.00	43,747.13	0.00	43,747.13	0.00	0.00	0.00	43,747.13	0.00
A-S	08/01/25 - 08/30/25	30	0.00	166,768.19	0.00	166,768.19	0.00	0.00	0.00	166,768.19	0.00
B	08/01/25 - 08/30/25	30	0.00	226,131.84	0.00	226,131.84	0.00	0.00	0.00	226,131.84	0.00
C	08/01/25 - 08/30/25	30	0.00	186,857.96	0.00	186,857.96	0.00	0.00	0.00	186,857.96	0.00
D	08/01/25 - 08/30/25	30	0.00	182,449.98	0.00	182,449.98	0.00	0.00	0.00	182,449.98	0.00
E	08/01/25 - 08/30/25	30	293,217.66	98,345.88	0.00	98,345.88	(22,774.86)	0.00	0.00	121,120.73	270,442.80
F	08/01/25 - 08/30/25	30	218,490.51	44,254.05	0.00	44,254.05	44,254.05	0.00	0.00	0.00	262,744.56
G	08/01/25 - 08/30/25	30	3,467,033.38	186,195.63	0.00	186,195.63	186,195.63	0.00	0.00	0.00	3,653,229.01
Totals			3,978,741.55	2,144,390.03	0.00	2,144,390.03	207,674.82	0.00	0.00	1,936,715.20	4,186,416.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989WAU1	4.049000%	49,425,000.00	49,425,000.00	0.00	166,768.19	0.00	0.00	166,768.19	49,425,000.00
A-S (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989WAY3	4.482000%	60,544,000.00	60,544,000.00	0.00	226,131.84	0.00	0.00	226,131.84	60,544,000.00
B (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989WAZ0	4.775617%	46,953,000.00	46,953,000.00	0.00	186,857.96	0.00	0.00	186,857.96	46,953,000.00
C (Pex)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			156,922,000.03	156,922,000.00	0.00	579,757.99	0.00	0.00	579,757.99	156,922,000.00

Exchangeable Certificate Details
PEX	94989WBA4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989WBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	127,133,120.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,153,095.19	Master Servicing Fee	5,232.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,877.98
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	232.00
ARD Interest	0.00	Trust Advisor Fee	1,153.02
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,153,095.19	Total Fees	8,705.16

Principal		Expenses/Reimbursements
Scheduled Principal	34,301,472.86	Reimbursement for Interest on Advances	119,085.94
Unscheduled Principal Collections		ASER Amount	94,037.78
Principal Prepayments	90,894,932.69	Special Servicing Fees (Monthly)	(5,734.71)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	285.81
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	125,196,405.55	Total Expenses/Reimbursements	207,674.82

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,936,715.20
Excess Liquidation Proceeds	0.00	Principal Distribution	125,196,405.55
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	127,133,120.75
Total Funds Collected	127,349,500.74	Total Funds Distributed	127,349,500.73

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	538,834,655.64	538,834,655.64	Beginning Certificate Balance	538,834,655.64
(-) Scheduled Principal Collections	34,301,472.86	34,301,472.86	(-) Principal Distributions	125,196,405.55
(-) Unscheduled Principal Collections	90,894,932.69	90,894,932.69	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	413,638,250.09	413,638,250.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	540,433,890.97	540,433,890.97	Ending Certificate Balance	413,638,250.09
Ending Actual Collateral Balance	415,289,633.50	415,289,633.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.78%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	44,749,821.38	10.82%	1	4.8308	NAP	Defeased	9	44,749,821.38	10.82%	1	4.8308	NAP
2,000,000 or less	2	2,304,271.90	0.56%	2	4.9888	2.484008	1.30 or less	9	167,059,581.15	40.39%	0	4.7987	0.654291
2,000,001 to 3,000,000	7	19,454,628.94	4.70%	3	4.7282	1.633186	1.31 to 1.40	3	28,389,371.88	6.86%	2	4.6611	1.363542
3,000,001 to 4,000,000	2	7,706,825.20	1.86%	1	4.6735	1.055201	1.41 to 1.50	1	26,596,190.20	6.43%	2	4.6000	1.472300
4,000,001 to 5,000,000	3	13,583,782.01	3.28%	1	4.5772	3.649047	1.51 to 1.60	2	6,923,084.60	1.67%	5	4.7012	1.580245
5,000,001 to 6,000,000	1	5,210,358.63	1.26%	2	4.5600	1.310700	1.61 to 1.70	2	19,149,128.91	4.63%	1	4.5415	1.642765
6,000,001 to 7,000,000	1	6,654,438.44	1.61%	1	4.9800	2.601800	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	12,103,585.30	2.93%	2	5.5800	1.815900
8,000,001 to 9,000,000	1	8,036,428.88	1.94%	1	4.2500	2.549800	1.91 to 2.00	1	11,048,284.49	2.67%	1	4.3500	1.910300
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	2	13,399,450.70	3.24%	1	4.8163	2.064139
10,000,001 to 15,000,000	4	44,230,478.93	10.69%	1	4.9037	1.713168	2.26 or greater	9	84,219,751.48	20.36%	1	4.2345	3.637412
15,000,001 to 20,000,000	3	55,380,621.84	13.39%	2	4.7201	1.416059	Totals	39	413,638,250.09	100.00%	1	4.6630	1.623191
20,000,001 to 30,000,000	3	72,471,420.30	17.52%	0	4.5269	1.996874
30,000,001 to 50,000,000	2	75,500,000.00	18.25%	0	4.2694	1.453634
50,000,001 or greater	1	58,355,173.64	14.11%	1	4.9900	0.996700
Totals	39	413,638,250.09	100.00%	1	4.6630	1.623191
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	44,749,821.38	10.82%	1	4.8308	NAP
							Defeased	10	44,749,821.38	10.82%	1	4.8308	NAP
California	3	40,116,821.14	9.70%	1	4.5478	2.737782
							Industrial	1	7,580,392.26	1.83%	2	4.6950	1.375300
Colorado	2	14,303,418.04	3.46%	2	4.7166	1.349177
							Lodging	5	99,795,319.30	24.13%	1	4.8646	1.354693
Connecticut	1	45,000,000.00	10.88%	0	4.7500	(0.544500)
							Mobile Home Park	2	2,304,271.90	0.56%	2	4.9888	2.484008
Florida	2	6,492,594.93	1.57%	1	4.6097	4.280785
							Multi-Family	1	24,500,000.00	5.92%	1	4.6000	3.221000
Georgia	3	10,610,990.37	2.57%	2	5.5800	1.815900
							Office	7	98,948,598.87	23.92%	0	4.4780	1.440494
Idaho	1	19,988,033.84	4.83%	2	4.8900	1.279700
							Retail	15	122,293,200.65	29.57%	1	4.6184	1.661476
Indiana	1	2,956,059.00	0.71%	2	4.5500	1.697900
							Self Storage	3	13,466,645.73	3.26%	1	4.4169	2.278066
Louisiana	1	1,016,619.23	0.25%	2	5.0000	2.463500
							Totals	44	413,638,250.09	100.00%	1	4.6630	1.623191
Maryland	1	2,801,489.57	0.68%	12	4.7000	1.555300

Michigan	4	18,274,492.35	4.42%	1	4.7623	1.224741

New Jersey	1	58,355,173.64	14.11%	1	4.9900	0.996700

New York	2	33,262,425.28	8.04%	0	3.6781	4.236432

Ohio	1	2,474,157.85	0.60%	2	4.8000	2.088600

Oklahoma	1	16,193,069.91	3.91%	1	4.5400	1.632700

Oregon	1	4,462,186.98	1.08%	1	4.7500	4.011900

Pennsylvania	1	6,654,438.44	1.61%	1	4.9800	2.601800

Tennessee	2	14,652,622.89	3.54%	1	4.7946	1.716230

Virginia	3	30,707,183.76	7.42%	(1)	4.4343	1.304465

Washington	2	37,644,474.69	9.10%	2	4.5266	1.600849

Wisconsin	1	2,922,176.80	0.71%	1	4.5400	1.287300

Totals	44	413,638,250.09	100.00%	1	4.6630	1.623191

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	44,749,821.38	10.82%	1	4.8308	NAP	Defeased	9	44,749,821.38	10.82%	1	4.8308	NAP
	3.750% or less	1	30,500,000.00	7.37%	0	3.5602	4.401700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	1	8,036,428.88	1.94%	1	4.2500	2.549800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	3	37,423,514.59	9.05%	(1)	4.3471	1.946176	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	164,523,497.64	39.77%	1	4.6574	1.230734	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	10	116,301,402.30	28.12%	1	4.9304	1.329444	49 months or greater	30	368,888,428.71	89.18%	1	4.6426	1.644551
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000	Totals	39	413,638,250.09	100.00%	1	4.6630	1.623191
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	12,103,585.30	2.93%	2	5.5800	1.815900
	Totals	39	413,638,250.09	100.00%	1	4.6630	1.623191
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	44,749,821.38	10.82%	1	4.8308	NAP	Defeased	9	44,749,821.38	10.82%	1	4.8308	NAP
	60 months or less	30	368,888,428.71	89.18%	1	4.6426	1.644551	Interest Only	4	105,000,000.00	25.38%	0	4.3489	2.035684
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	13	85,102,888.25	20.57%	1	4.6718	1.812644
	Totals	39	413,638,250.09	100.00%	1	4.6630	1.623191	241 months to 300 months	13	178,785,540.46	43.22%	1	4.8013	1.334826
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	413,638,250.09	100.00%	1	4.6630	1.623191
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	44,749,821.38	10.82%	1	4.8308	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	28	363,873,446.00	87.97%	1	4.6406	1.651068
	13 to 24 months	1	3,727,330.04	0.90%	2	4.7200	0.712700
	25 months or greater	1	1,287,652.67	0.31%	2	4.9800	2.500200
	Totals	39	413,638,250.09	100.00%	1	4.6630	1.623191
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	300571422	LO	Weehawken	NJ	Actual/360	4.990%	251,052.62	70,673.76	0.00	N/A	10/06/25	--	58,425,847.40	58,355,173.64	10/06/22
3	310930962	OF	Hartford	CT	Actual/360	4.750%	184,062.50	0.00	0.00	N/A	09/11/25	--	45,000,000.00	45,000,000.00	07/11/25
4	303161036	LO	Tacoma	WA	Actual/360	4.600%	105,594.69	61,655.54	0.00	N/A	11/01/25	--	26,657,845.74	26,596,190.20	09/01/25
5	310931757	OF	New York	NY	Actual/360	3.560%	93,504.70	0.00	0.00	N/A	09/06/25	12/06/25	30,500,000.00	30,500,000.00	09/06/25
7	304880007	RT	Newport News	VA	Actual/360	4.352%	80,302.15	52,645.05	0.00	N/A	07/05/25	--	21,427,875.15	21,375,230.10	09/05/25
8	310930030	MU	Philadelphia	PA	Actual/360	4.300%	88,120.81	23,798,567.34	0.00	N/A	10/11/25	--	23,798,567.34	0.00	09/11/25
10	300571417	MF	Modesto	CA	Actual/360	4.600%	97,047.22	0.00	0.00	N/A	10/06/25	--	24,500,000.00	24,500,000.00	09/06/25
11	304880011	RT	Moscow	ID	Actual/360	4.890%	84,326.29	37,998.69	0.00	N/A	11/01/25	--	20,026,032.53	19,988,033.84	09/01/25
13	416000217	Various Various		Various	Actual/360	4.695%	77,728.70	26,379.35	0.00	N/A	11/01/25	--	19,225,897.44	19,199,518.09	09/01/25
14	310930274	RT	Lawton	OK	Actual/360	4.540%	63,443.97	35,314.60	0.00	N/A	10/11/25	--	16,228,384.51	16,193,069.91	09/11/25
16	300571420	MF	Baton Rouge	LA	Actual/360	4.460%	56,065.94	14,598,393.99	0.00	N/A	10/06/25	--	14,598,393.99	0.00	09/06/25
17	600930915	RT	Fort Wayne	IN	Actual/360	4.650%	56,933.71	14,218,616.39	0.00	N/A	10/11/25	--	14,218,616.39	0.00	09/11/25
18	304880018	Various Various		Various	Actual/360	5.580%	58,345.73	39,126.96	0.00	N/A	11/01/25	--	12,142,712.26	12,103,585.30	09/01/25
19	310928801	RT	North Bend	WA	Actual/360	4.350%	41,485.10	26,715.12	0.00	N/A	10/11/25	--	11,074,999.61	11,048,284.49	09/11/25
20	304880020	MF	Charlotte	NC	Actual/360	4.850%	51,737.28	18,973.42	0.00	N/A	10/05/25	--	12,388,041.05	12,369,067.63	09/05/25
21	303161030	RT	Largo	FL	Actual/360	4.280%	46,990.83	12,750,000.00	0.00	N/A	09/01/25	--	12,750,000.00	0.00	09/01/25
22	300571411	RT	Knoxville	TN	Actual/360	4.820%	45,421.61	18,209.26	0.00	N/A	10/06/25	--	10,943,502.11	10,925,292.85	09/06/25
24	600923399	OF	Birmingham	MI	Actual/360	4.790%	41,955.14	18,311.88	0.00	N/A	10/11/25	--	10,171,628.17	10,153,316.29	09/11/25
29	304880029	LO	Bensalem	PA	Actual/360	4.980%	28,710.00	40,469.40	0.00	N/A	10/01/25	--	6,694,907.84	6,654,438.44	09/01/25
30	410930631	SS	Richmond	CA	Actual/360	4.250%	29,483.23	19,710.76	0.00	N/A	10/01/25	--	8,056,139.64	8,036,428.88	09/01/25
31	300571421	MU	Santa Clarita	CA	Actual/360	5.070%	36,420.85	8,342,245.48	0.00	N/A	10/06/25	--	8,342,245.48	0.00	09/06/25
35	304880035	SS	Indianapolis	IN	Actual/360	4.550%	32,293.32	8,242,181.47	0.00	N/A	11/01/25	--	8,242,181.47	0.00	09/01/25
36	304880036	MH	Beach Park	IL	Actual/360	4.870%	30,700.20	16,372.33	0.00	N/A	10/01/25	--	7,320,707.65	7,304,335.32	09/01/25
41	416000215	RT	High Point	NC	Actual/360	4.770%	29,015.43	10,982.86	0.00	N/A	11/01/25	--	7,064,012.07	7,053,029.21	09/01/25
42	300571407	RT	Wadsworth	OH	Actual/360	4.850%	23,375.71	5,597,109.93	0.00	N/A	09/06/25	--	5,597,109.93	0.00	09/06/25
47	304880047	RT	Portsmouth	VA	Actual/360	4.560%	20,507.05	12,149.37	0.00	N/A	11/01/25	--	5,222,508.00	5,210,358.63	09/01/25
48	304880048	RT	Fishers	IN	Actual/360	4.570%	21,840.33	5,549,882.33	0.00	N/A	08/05/25	--	5,549,882.33	0.00	09/05/25
50	300571419	LO	La Grande	OR	Actual/360	4.750%	18,316.58	15,890.46	0.00	N/A	10/06/25	--	4,478,077.44	4,462,186.98	09/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
51	410931002	MF	Topeka	KS	Actual/360	4.620%	20,227.66	5,084,456.68	0.00	N/A	10/11/25	--	5,084,456.68	0.00	09/11/25
56	304880056	OF	Memphis	TN	Actual/360	4.780%	18,971.14	9,609.62	0.00	N/A	11/01/25	--	4,608,996.07	4,599,386.45	09/01/25
57	303161031	RT	Norfolk	VA	Actual/360	4.702%	16,726.46	9,470.82	0.00	N/A	10/01/25	--	4,131,065.85	4,121,595.03	09/01/25
58	300571409	RT	Atlantic Beach	FL	Actual/360	4.320%	18,600.00	0.00	0.00	N/A	10/06/25	--	5,000,000.00	5,000,000.00	09/06/25
59	304880059	LO	Smyrna	TN	Actual/360	4.720%	15,203.24	13,216.42	0.00	N/A	11/01/25	--	3,740,546.46	3,727,330.04	09/01/25
60	410931060	RT	Farmington Hills	MI	Actual/360	4.630%	15,903.12	9,304.38	0.00	N/A	09/11/25	--	3,988,799.54	3,979,495.16	09/11/25
61	300571399	RT	Gulfport	MS	Actual/360	4.840%	17,927.74	4,301,510.50	0.00	N/A	09/06/25	--	4,301,510.50	0.00	09/06/25
62	304880062	SS	New Lenox	IL	Actual/360	4.550%	16,524.82	4,217,606.25	0.00	N/A	11/01/25	--	4,217,606.25	0.00	09/01/25
64	304880064	SS	Beaumont	TX	Actual/360	4.710%	16,143.42	7,222.34	0.00	N/A	11/05/25	--	3,980,297.00	3,973,074.66	09/05/25
66	410928657	RT	Darnestown	MD	Actual/360	4.700%	11,409.27	17,548.05	0.00	N/A	09/11/26	--	2,819,037.62	2,801,489.57	09/11/25
68	304880068	SS	Plainfield	IN	Actual/360	4.550%	15,057.10	3,843,002.04	0.00	N/A	11/01/25	--	3,843,002.04	0.00	09/01/25
69	304880069	MH	Various	OH	Actual/360	5.000%	14,024.26	11,259.26	0.00	N/A	10/01/25	--	3,257,248.13	3,245,988.87	09/01/25
73	304880073	OF	Irving	TX	Actual/360	4.740%	13,038.20	7,282.55	0.00	N/A	10/05/25	--	3,194,331.46	3,187,048.91	09/05/25
74	304880074	SS	Greenfield	IN	Actual/360	4.550%	13,451.24	3,433,140.45	0.00	N/A	11/01/25	--	3,433,140.45	0.00	09/01/25
75	300571425	RT	Franklin	WI	Actual/360	4.540%	11,450.97	6,875.36	0.00	N/A	10/06/25	--	2,929,052.16	2,922,176.80	09/06/25
77	410930621	RT	East Lansing	MI	Actual/360	4.750%	11,700.59	6,557.07	0.00	N/A	09/11/25	--	2,860,585.30	2,854,028.23	08/11/25
79	304880079	SS	LaPorte	IN	Actual/360	4.550%	11,603.63	5,520.96	0.00	N/A	11/01/25	--	2,961,579.96	2,956,059.00	09/01/25
80	416000214	OF	Lakewood	CO	Actual/360	4.810%	11,143.18	6,033.15	0.00	N/A	11/01/25	--	2,690,325.36	2,684,292.21	09/01/25
81	304880081	RT	Getzville	NY	Actual/360	4.980%	11,870.33	5,627.72	0.00	N/A	10/01/25	--	2,768,053.00	2,762,425.28	09/01/25
84	304880084	SS	Lewis Center	OH	Actual/360	4.800%	10,249.54	5,569.12	0.00	N/A	11/01/25	--	2,479,726.97	2,474,157.85	09/01/25
85	304880085	SS	Boise	ID	Actual/360	4.710%	10,205.92	2,516,355.31	0.00	N/A	09/01/25	--	2,516,355.31	0.00	09/01/25
89	304880089	MH	Forney	TX	Actual/360	4.950%	8,322.35	4,287.97	0.00	N/A	11/01/25	--	1,952,457.49	1,948,169.52	09/01/25
93	304880093	RT	Macomb	MI	Actual/360	4.720%	6,637.20	1,632,991.06	0.00	N/A	09/05/25	--	1,632,991.06	0.00	09/05/25
94	416000212	MF	Columbus	OH	Actual/360	5.100%	6,914.41	1,574,437.79	0.00	N/A	10/01/25	--	1,574,437.79	0.00	09/01/25
96	304880096	SS	South Chicago	IL	Actual/360	4.550%	5,943.41	1,516,927.90	0.00	N/A	11/01/25	--	1,516,927.90	0.00	09/01/25
97	304880097	MH	Norton Shores	MI	Actual/360	4.980%	5,533.98	2,821.38	0.00	N/A	11/01/25	--	1,290,474.05	1,287,652.67	09/01/25
98	416000211	MF	Bowling Green	OH	Actual/360	5.120%	5,300.84	1,202,307.55	0.00	N/A	10/01/25	--	1,202,307.55	0.00	09/01/25
99	304880099	MH	Land OLakes	FL	Actual/360	5.200%	5,069.01	1,132,036.06	0.00	N/A	09/05/25	--	1,132,036.06	0.00	09/05/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
100	304880100	MH	River Ridge	LA	Actual/360	5.000%	4,392.18	3,499.79	0.00	N/A	11/01/25	--	1,020,119.02	1,016,619.23	09/01/25
101	304880101	MH	Ontario	OR	Actual/360	4.950%	4,569.78	2,369.23	0.00	N/A	10/05/25	--	1,072,090.04	1,069,720.81	09/05/25
102	416000213	MF	Clinton Township	MI	Actual/360	4.930%	4,198.51	988,983.03	0.00	N/A	10/01/25	--	988,983.03	0.00	09/01/25
Totals							2,153,095.19	125,196,405.55	0.00				538,834,655.64	413,638,250.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	5,148,125.00	0.00	--	--	07/11/25	21,906,753.72	2,097,367.76	227,072.29	8,101,677.23	0.00	0.00
3	5,357,732.00	(503,171.81)	01/01/24	09/30/24	09/11/25	17,916,920.68	0.00	183,587.81	367,737.50	2,196,797.60	0.00
4	3,269,873.82	862,403.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	123,837,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	2,042,118.00	01/01/25	03/31/25	09/11/25	3,438,515.62	0.00	0.00	0.00	0.00	0.00
8	4,363,678.00	1,740,088.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,694,909.75	1,864,227.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,277,354.34	1,167,491.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,807,393.51	455,651.86	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,615,617.48	1,015,025.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,117,788.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,678,700.32	808,544.23	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,402,480.00	1,194,587.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,514,929.47	807,677.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	953,529.75	395,618.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,381,251.03	449,771.46	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	825,627.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	595,185.80	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,547,696.80	760,451.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	844,574.31	255,522.22	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,293,918.25	663,574.75	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	483,683.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	641,771.00	279,564.86	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	633,213.28	156,912.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,773,706.47	0.00	--	--	--	0.00	0.00	0.00	0.00	3,404.14	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	481,752.73	273,279.52	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	518,948.40	267,145.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,394,862.28	562,786.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	308,141.60	315,277.28	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	456,159.11	229,433.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
61	515,462.54	302,920.77	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	453,553.66	249,768.93	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	549,128.25	274,564.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
68	516,993.12	239,152.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	528,053.48	283,704.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
75	288,703.78	144,352.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	153,511.15	01/01/25	06/30/25	--	0.00	0.00	18,245.34	18,245.34	0.00	0.00
79	344,707.90	179,181.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
80	331,187.38	136,888.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
81	490,376.67	273,858.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
84	399,367.72	202,831.21	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
85	460,512.71	204,033.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
89	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	260,613.64	124,059.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
94	411,693.95	239,528.06	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
96	241,998.05	133,594.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
97	259,134.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
98	222,897.45	112,806.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
99	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
100	291,261.00	118,380.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
101	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
102	240,102.47	132,420.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	179,431,127.92	20,164,724.60				43,262,190.02	2,097,367.76	428,905.44	8,487,660.07	2,200,201.74	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	310930030	23,758,021.58	Payoff Prior to Maturity	0.00	0.00
16	300571420	14,572,509.33	Payoff Prior to Maturity	0.00	0.00
17	600930915	14,192,403.66	Payoff Prior to Maturity	0.00	0.00
31	300571421	8,326,178.87	Payoff Prior to Maturity	0.00	0.00
35	304880035	8,226,816.43	Payoff Prior to Maturity	0.00	0.00
51	410931002	5,075,035.75	Payoff Prior to Maturity	0.00	0.00
62	304880062	4,209,743.81	Payoff Prior to Maturity	0.00	0.00
68	304880068	3,835,837.94	Payoff Prior to Maturity	0.00	0.00
74	304880074	3,426,740.41	Payoff Prior to Maturity	0.00	0.00
94	416000212	1,571,036.15	Payoff Prior to Maturity	0.00	0.00
96	304880096	1,514,100.05	Payoff Prior to Maturity	0.00	0.00
98	416000211	1,199,717.79	Payoff Prior to Maturity	0.00	0.00
102	416000213	986,790.92	Payoff Prior to Maturity	0.00	0.00
Totals		90,894,932.69		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	0	0.00	1	58,355,173.64	1	58,355,173.64	0	0.00	0	0.00	0	0.00	13	90,894,932.69	4.662995%	4.567990%	1
08/15/25	0	0.00	0	0.00	1	58,425,847.40	1	58,425,847.40	0	0.00	0	0.00	0	0.00	2	9,563,749.48	4.640326%	4.561040%	2
07/17/25	0	0.00	0	0.00	1	58,496,218.78	1	58,496,218.78	0	0.00	0	0.00	0	0.00	5	50,140,166.88	4.642308%	4.567812%	3
06/17/25	0	0.00	0	0.00	1	58,574,373.39	1	58,574,373.39	0	0.00	0	0.00	0	0.00	4	18,375,407.90	4.650624%	4.584759%	4
05/16/25	0	0.00	0	0.00	2	103,644,109.29	1	58,644,109.29	0	0.00	0	0.00	0	0.00	0	0.00	4.653865%	4.589921%	5
04/17/25	0	0.00	1	45,000,000.00	1	58,721,651.47	1	58,721,651.47	0	0.00	0	0.00	0	0.00	0	0.00	4.654003%	4.590082%	6
03/17/25	1	45,000,000.00	0	0.00	1	58,790,757.23	1	58,790,757.23	0	0.00	0	0.00	0	0.00	0	0.00	4.608054%	4.556178%	6
02/18/25	0	0.00	0	0.00	1	58,883,948.46	1	58,883,948.46	0	0.00	0	0.00	0	0.00	0	0.00	4.608261%	4.556406%	7
01/17/25	0	0.00	0	0.00	2	103,952,359.82	1	58,952,359.82	0	0.00	0	0.00	0	0.00	0	0.00	4.608432%	4.556596%	8
12/17/24	0	0.00	0	0.00	2	104,020,478.48	1	59,020,478.48	0	0.00	0	0.00	0	0.00	0	0.00	4.608601%	4.558544%	9
11/18/24	0	0.00	0	0.00	2	104,096,462.07	1	59,096,462.07	0	0.00	0	0.00	0	0.00	0	0.00	4.608780%	4.558746%	10
10/18/24	0	0.00	1	45,000,000.00	1	59,163,964.18	1	59,163,964.18	0	0.00	0	0.00	0	0.00	1	10,813,993.65	4.608947%	4.552243%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	300571422	10/06/22	34	6	227,072.29	8,101,677.23	0.00	60,000,000.00	01/06/21	9		03/29/21
3	310930962	07/11/25	1	5	183,587.81	367,737.50	2,228,380.48	45,000,000.00	10/11/23	13
77	410930621	08/11/25	0	5	18,245.34	18,245.34	0.00	2,860,585.30
Totals					428,905.44	8,487,660.07	2,228,380.48	107,860,585.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		73,208,753	25,354,725	47,854,028		0
0 - 6 Months		337,628,007	279,272,833		0	58,355,174
7 - 12 Months		2,801,490	2,801,490		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	413,638,250	310,283,076	45,000,000	0	58,355,174	0
Aug-25	538,834,656	480,408,808	0	0	58,425,847	0
Jul-25	589,286,090	509,309,548	0	21,480,324	58,496,219	0
Jun-25	689,707,005	631,132,632	0	0	58,574,373	0
May-25	716,456,014	612,811,904	0	0	103,644,109	0
Apr-25	717,715,121	613,993,469	0	45,000,000	58,721,651	0
Mar-25	813,979,513	710,188,756	45,000,000	0	58,790,757	0
Feb-25	815,442,710	756,558,761	0	0	58,883,948	0
Jan-25	816,659,373	712,707,013	0	0	103,952,360	0
Dec-24	817,871,108	713,850,630	0	0	104,020,478	0
Nov-24	819,158,623	715,062,161	0	0	104,096,462	0
Oct-24	820,360,236	716,196,272	0	45,000,000	59,163,964	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	300571422	58,355,173.64	60,000,000.00	70,900,000.00	04/02/25	4,034,465.00	0.99670	12/31/24	10/06/25	241
3	310930962	45,000,000.00	45,000,000.00	56,000,000.00	04/23/25	(1,559,344.81)	(0.54450)	09/30/24	09/11/25	I/O
7	304880007	21,375,230.10	21,375,230.10	69,600,000.00	07/22/25	1,791,348.50	1.24650	03/31/25	07/05/25	237
42	300571407	0.00	-	11,230,000.00	06/04/15	470,422.00	0.90760	12/31/24	09/06/25	179
Totals		124,730,403.74	126,375,230.10	207,730,000.00		4,736,890.69

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	300571422	LO	NJ	01/06/21	9

9/3/2025 - Loan was transferred to Special Servicing on 1/6/2021 for imminent default as the Borrower was past due for its 11/6/2020 payment. Sponsor would no longer support the hotel but cooperated with the appointment of a receiver.

Consensual freclosure action was filed on 03/30/2021. Receiver was appointed on 04/12/2021. The receiver listed the property for sale in 2022 and early 2023 but no acceptable bids were received. The property has been taken off the market but listed for sale again in June 2024. $65.5 million property sale / loan assumption was completed in August 2025. Assuming no defaults over the next 3 months, the loan is anticipated to be returned back to master servicer in Nov.

2025.

3	310930962	OF	CT	10/11/23	13

9.5.2025: The loan transferred to special servicing (SS) on 10.11.2023 due to imminent monetary default; stemming from primary tenant, United Healthcare (UHC), significantly reducing their footprint at the project and overall occupancy

Deterioration at the property, resulting in low DSC. Cash management with a full cash flow sweep was activated back on 5.26.2022, following UHC's downsizing related to their 6th lease amendment. The collateral is represented via a first lien in the fee interest in an 884,366 SF, 38-story, Class A, CBD office building known as the United Healthcare Building (formerly known as CityPlace I) and located at 185 Asylum Street in Hartford, Connecticut and constructed in 1983. A pre-

Negotiation Letter was executed on 10.19.2023. During initial conversations, the Borrower indicated that their only resolution interest involved restructuring the existing debt into an A/B structure with the A-piece set at no more than $20MM.

7	304880007	RT	VA	03/20/25	4

The Loan has been returned to the Master Servicer. Borrower has executed a new PNL and has made an initial proposal for an extension which was rejected by Lender; Lender counter offer has been proposed and accepted. Lender and

Borrower are trading documen ts to close a forbearance.

42	300571407	RT	OH	01/09/25	13

09/07/2025: Loan transferred to Special Servicing on January 14, 2025 due to non-compliance with cash management initially triggered September 2022. This loan in secured by an 88,408 SF single tenant retail property, occupied by Kohl's, located in Wadsworth, Ohio. Demand for the establishment of Cash Management has been prepared by counsel and delivered to the borrower. Borrower deposited all excess cash due from September 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	304880007	0.00	4.35200%	0.00	4.35200%	10	03/28/24	03/28/24	--
11	304880011	22,184,344.89	4.89000%	22,184,344.89	4.89000%	10	06/01/20	06/01/20	07/13/20
14	310930274	18,207,453.54	4.54000%	18,207,453.54	4.54000%	10	06/10/20	06/11/20	08/11/20
22	300571411	11,955,170.73	4.82000%	11,955,170.73	4.82000%	10	07/16/20	05/06/20	09/11/20
29	304880029	8,927,689.79	4.98000%	8,927,689.79	4.98000%	10	05/01/20	05/01/20	07/13/20
61	300571399	4,741,799.47	4.84000%	4,741,799.47	4.84000%	10	06/05/20	06/06/20	07/13/20
Totals		66,016,458.42		66,016,458.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	303161033 07/15/22	10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,705,346.12	12,100,000.00	13,681,154.47	2,151,317.51	13,681,154.47	11,529,836.96	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	04/17/25	41,163.97	0.00	0.00	0.00	0.00	41,163.97	0.00	0.00	41,163.97
23	303161033	07/15/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,163.97	0.00	0.00	0.00	0.00	41,163.97	0.00	0.00	41,163.97

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,577.79	0.00	0.00	94,037.78	0.00	0.00	119,085.94	0.00	0.00	0.00
3	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	(28,000.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	285.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(5,734.71)	0.00	285.81	94,037.78	0.00	0.00	119,085.94	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		207,674.82

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Supplemental Notes
None

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